INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Income Tax Disclosure [Abstract]
Statutory rate	17.00%	17.00%	21.00%
Tax benefit at statutory rate	$ 40,641	$ 21,367	$ 33,819
Foreign tax rate differential	(37,390)	(19,356)	1,116
Foreign income inclusion in the U.S.	0	0	(4,366)
Change in valuation allowance	(12,510)	(10,431)	(38,627)
Unrecognized tax benefits (expense)	7,797	(3,896)	(2,424)
Other	1,259	189	360
Provision for income taxes	$ (203)	$ (12,127)	$ (10,122)